BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of borrowing costs [Abstract]
Disclosure of information about borrowings

Figures in millions				US Dollars
				2025			2024	2023
	Expiry date	Currency	Interest Rate	Contract Amount	Available facilities (2)	Utilised facilities	Utilised facilities	Utilised facilities

Unsecured

Debt arrangements (1)
Rated bonds	November 2028	US dollar	3.375%	750	—	750	750	750
Rated bonds	October 2030	US dollar	3.75%	700	—	700	700	700
Rated bonds	April 2040	US dollar	6.5%	300	—	300	300	300
Unamortised loan costs						(16)	(20)	(23)
Interest accrued						11	11	11
						1,745	1,741	1,738
Banking facilities
Geita revolving credit facility (4)	February 2028	US dollar, Tanzanian shilling	SOFR+credit adj+6.7%, Tanzanian Treasury Bill+5%	302	5	299	—	189
Siguiri revolving credit facility (3)(4)	October 2028	US dollar	SOFR+8%	65	65	—	68	68
Multi-currency revolving credit facility (4)	June 2029	US dollar, Australian dollar	SOFR+credit adj+1.45%, BBSY+1.45%	1,400	1,400	—	175	244
						299	243	501
Total borrowings						2,044	1,984	2,239

25 BORROWINGS (continued)
	US Dollars
Figures in millions	2025	2024	2023

Total borrowings	2,044	1,984	2,239
Current portion of borrowings	(19)	(83)	(207)
Total non-current borrowings	2,025	1,901	2,032

Amounts falling due
Within one year	19	83	207
Between one and two years	—	—	65
Between two and five years	1,732	918	985
After five years	293	983	982
	2,044	1,984	2,239

Change in liabilities arising from financing activities:
Reconciliation of borrowings (excluding lease liabilities) (5)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:
Opening balance	1,984	2,239	1,983
Proceeds from borrowings	285	655	343
Repayment of borrowings	(245)	(909)	(87)
Finance costs paid on borrowings	(106)	(114)	(99)
Deferred loan fees	4	—	(2)
Interest charged to the income statement	111	114	108
Translation	11	(1)	(7)
Closing balance	2,044	1,984	2,239

Reconciliation of finance costs paid:
A reconciliation of the finance cost paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	106	114	99
Capitalised finance cost	—	—	—
Interest paid on tax liability	46	—	—
Commitment fees, utilisation fees and other borrowing costs	12	12	12
Total finance costs paid	164	126	111
(1) The rated bonds are fully and unconditionally guaranteed by AngloGold Ashanti plc.
(2)Represents undrawn capital on borrowings facilities.
(3) During October 2025, the Siguiri revolving credit facility was repaid and extended.
(4) In terms of the multi-currency revolving credit facility, the Geita revolving credit facility and the Siguiri revolving credit facility agreements, the leverage ratio of
Adjusted net debt to Adjusted EBITDA should not exceed 3.5 times. The revolving credit facility agreement also makes provision for the ability of the Group to have a leverage ratio of greater than 3.5 times but less than 4.5 times, subject to certain conditions, for one measurement period not exceeding six months, during the tenor of the RCF. The Group is required to demonstrate compliance with its financial maintenance covenant requirement every six months (i.e., at the end of each financial year and each half-year of each financial year). At 31 December 2025, the Group was in compliance with its financial maintenance covenant per the RCF agreement.
(5) Refer to Note 16 for changes in lease liabilities arising from financing activities.